Other Payables and Accrued Liabilities	6 Months Ended
Dec. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 10 – Other payables and accrued liabilities

Other payables and accrued liabilities of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Payroll and payroll tax payable	$2,594,427	$2,318,236
Accrued service fee	447,519	447,519
Capital received in advance	500,000	940,200
Note financing fee payable	230,000	-
Other payables	175,183	249,346
Total other payables and accrued liabilities	$3,947,129	$3,955,301